UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/09 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2009

Shares		Value

COMMON STOCKS (97.3%)
	CONSUMER DISCRETIONARY (17.7%)
21,000	Amazon.com, Inc. *	$1,960,560
56,000	Bed Bath & Beyond, Inc. *	2,102,240
83,000	Cablevision Systems Corp. Class A	1,971,250
63,000	Coach, Inc.	2,073,960
111,000	Comcast Corp. Class A	1,784,880
77,000	DIRECTV Group, Inc. (The) *	2,123,660
82,000	Expedia, Inc. *	1,963,900
200,000	Ford Motor Co. *	1,442,000
90,000	Gap, Inc. (The)	1,926,000
55,000	Garmin Ltd.	2,075,700
36,000	Kohl's Corp. *	2,053,800
59,000	Nordstrom, Inc.	1,801,860
28,000	Polo Ralph Lauren Corp. Class A	2,145,360
13,000	Priceline.com, Inc. *	2,155,660
100,000	Starbucks Corp. *	2,065,000
53,000	TJX Companies, Inc. (The)	1,968,950
75,000	Viacom, Inc. Class B *	2,103,000
53,000	Yum! Brands, Inc.	1,789,280
		35,507,060

	CONSUMER STAPLES (9.1%)
31,000	British American Tobacco PLC ADR	1,960,750
41,000	Brown-Forman Corp. Class B	1,977,020
95,000	Coca-Cola Enterprises, Inc.	2,033,950
26,000	Colgate-Palmolive Co.	1,983,280
94,000	ConAgra Foods, Inc.	2,037,920
56,000	CVS Caremark Corp.	2,001,440
30,000	General Mills, Inc.	1,931,400
40,000	Molson Coors Brewing Co. Class B	1,947,200
62,000	Walgreen Co.	2,323,140
		18,196,100

	ENERGY (5.8%)
64,000	Cameco Corp.	1,779,200
55,000	Cameron International Corp. *	2,080,100
21,000	Diamond Offshore Drilling, Inc.	2,005,920
54,000	Noble Corp.	2,049,840
44,000	Petroleo Brasileiro S.A. ADR	2,019,600
40,000	Southwestern Energy Co. *	1,707,200
		11,641,860

	FINANCIALS (8.7%)
48,000	AFLAC, Inc.	2,051,520
77,000	CNA Financial Corp. *	1,858,780
118,000	Discover Financial Services	1,915,140
20,000	Franklin Resources, Inc.	2,012,000
11,000	Goldman Sachs Group, Inc. (The)	2,027,850
70,000	Hartford Financial Services Group, Inc.	1,855,000
39,000	Prudential Financial, Inc.	1,946,490
100,000	TD Ameritrade Holding Corp. *	1,962,000
85,000	Unum Group	1,822,400
		17,451,180

	HEALTH CARE (18.3%)
14,000	Alcon, Inc.	1,941,380
37,000	Allergan, Inc.	2,100,120
34,000	Amgen, Inc. *	2,047,820
172,000	Boston Scientific Corp. *	1,821,480

Shares		Value

63,000	CIGNA Corp.	$1,769,670
25,000	Express Scripts, Inc. *	1,939,500
67,000	Forest Laboratories, Inc. *	1,972,480
44,000	Hospira, Inc. *	1,962,400
8,000	Intuitive Surgical, Inc. *	2,098,000
42,000	Life Technologies Corp. *	1,955,100
35,000	McKesson Corp.	2,084,250
35,000	Medco Health Solutions, Inc. *	1,935,850
49,000	Medtronic, Inc.	1,803,200
32,000	Novo Nordisk A/S ADR	2,014,400
54,000	Sanofi-Aventis ADR	1,995,300
40,000	Teva Pharmaceutical Industries Ltd. ADR	2,022,400
39,000	Thermo Fisher Scientific, Inc. *	1,703,130
35,000	WellPoint, Inc. *	1,657,600
35,000	Zimmer Holdings, Inc. *	1,870,750
		36,694,830

	INDUSTRIALS (5.7%)
34,000	C.H. Robinson Worldwide, Inc.	1,963,500
42,000	CSX Corp.	1,758,120
33,000	Fluor Corp.	1,678,050
33,000	Goodrich Corp.	1,793,220
38,000	ITT Corp.	1,981,700
21,000	Precision Castparts Corp.	2,139,270
		11,313,860

	INFORMATION TECHNOLOGY (25.1%)
99,000	Accenture PLC. Class A	3,689,730
10,500	Apple, Inc. *	1,946,385
53,000	BMC Software, Inc. *	1,989,090
88,000	CA, Inc.	1,935,120
49,000	Citrix Systems, Inc. *	1,922,270
51,000	Cognizant Technology Solutions Corp. Class A *	1,971,660
40,000	Computer Sciences Corp. *	2,108,400
115,000	Corning, Inc.	1,760,650
88,000	eBay, Inc. *	2,077,680
40,000	Fiserv, Inc. *	1,928,000
4,250	Google, Inc. Class A *	2,107,363
42,000	Infosys Technologies Ltd. ADR	2,036,580
17,000	International Business Machines Corp.	2,033,370
62,000	Intuit, Inc. *	1,767,000
118,000	Marvell Technology Group Ltd. *	1,910,420
9,000	MasterCard, Inc. Class A	1,819,350
77,000	NetApp, Inc. *	2,054,360
90,000	Oracle Corp.	1,875,600
23,000	Research In Motion Ltd. *	1,553,650
36,000	Salesforce.com, Inc. *	2,049,480
40,000	SAP AG ADR	1,954,800
120,000	Seagate Technology	1,825,200
80,000	Texas Instruments, Inc.	1,895,200
57,000	Western Digital Corp. *	2,082,210
104,000	Western Union Co. (The)	1,967,680
		50,261,248

	MATERIALS (3.8%)
47,000	AngloGold Ashanti Ltd. ADR	1,915,720
45,000	Ecolab, Inc.	2,080,350
50,000	Owens-Illinois, Inc. *	1,845,000
34,000	Sigma-Aldrich Corp.	1,835,320
		7,676,390

Value Line Larger Companies Fund, Inc.

September 30, 2009

Shares		Value

	TELECOMMUNICATION SERVICES (2.1%)
45,000	America Movil SAB de C.V. Ser. L ADR	$1,972,350
26,000	Telefonica S.A. ADR	2,155,660
		4,128,010

	UTILITIES (1.0%)
130,000	AES Corp. (The) *	1,926,600

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (97.3%) (Cost $172,138,920)	194,797,138

Principal Amount		Value

SHORT-TERM INVESTMENTS (2.8%)
	REPURCHASE AGREEMENTS (2) (2.8%)
$5,500,000	With Morgan Stanley, 0.01%, dated 9/30/09, due 10/1/09, delivery value $5,500,002 (collateralized by $5,590,000 U.S. Treasury Notes 1.3750%, due 03/15/12, with a value of $5,621,135)	5,500,000

	TOTAL SHORT-TERM INVESTMENTS (3) (Cost $5,500,000)	5,500,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(107,814)

NET ASSETS (4) (100%)		$200,189,324

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($200,189,324 ÷ 13,707,119 shares outstanding)		$14.60

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
For federal income tax purposes, the aggregate cost was $177,638,920, aggregate gross unrealized appreciation was $25,094,634, aggregate gross unrealized depreciation was $2,436,416 and the net unrealized appreciation was $22,658,218.

ADR	American Depositary Receipt.

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$194,797,138	$0	$0	$194,797,138
Short-Term Investments	0	5,500,000	0	5,500,000

Total Investments in Securities	$194,797,138	$5,500,000	$0	$200,297,138

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2009